Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents changes in AOCI for the year ended December 31, 2014:

In millions	Defined Benefit Pension and Postretirement Items (a)	Change in Cumulative Foreign Currency Translation Adjustments (a)	Net Gains and Losses on Cash Flow Hedging Derivatives (a)	Total (a)
Balance as of December 31, 2013	$(2,105)	$(649)	$(5)	$(2,759)
Other comprehensive income (loss) before reclassifications	(1,271)	(863)	10	(2,124)
Amounts reclassified from accumulated other comprehensive income	242	(13)	(4)	225
Net Current Period Other Comprehensive Income	(1,029)	(876)	6	(1,899)
Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest	—	12	—	12
Balance as of December 31, 2014	$(3,134)	$(1,513)	$1	$(4,646)

(a) All amounts are net of tax. Amounts in parentheses indicate debits to AOCI.
The following table presents changes in AOCI for the year ended December 31, 2016:

In millions	Defined Benefit Pension and Postretirement Items (a)	Change in Cumulative Foreign Currency Translation Adjustments (a)	Net Gains and Losses on Cash Flow Hedging Derivatives (a)	Total (a)
Balance as of December 31, 2015	$(3,169)	$(2,549)	$10	$(5,708)
Other comprehensive income (loss) before reclassifications	(448)	263	(6)	(191)
Amounts reclassified from accumulated other comprehensive income	545	(3)	(7)	535
Net Current Period Other Comprehensive Income	97	260	(13)	344
Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest	—	2	—	2
Balance as of December 31, 2016	$(3,072)	$(2,287)	$(3)	$(5,362)

(a) All amounts are net of tax. Amounts in parentheses indicate debits to AOCI.
The following table presents changes in AOCI for the year ended December 31, 2015:

In millions	Defined Benefit Pension and Postretirement Items (a)	Change in Cumulative Foreign Currency Translation Adjustments (a)	Net Gains and Losses on Cash Flow Hedging Derivatives (a)	Total (a)
Balance as of December 31, 2014	$(3,134)	$(1,513)	$1	$(4,646)
Other comprehensive income (loss) before reclassifications	(331)	(1,002)	(3)	(1,336)
Amounts reclassified from accumulated other comprehensive income	296	(40)	12	268
Net Current Period Other Comprehensive Income	(35)	(1,042)	9	(1,068)
Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest	—	6	—	6
Balance as of December 31, 2015	$(3,169)	$(2,549)	$10	$(5,708)

(a) All amounts are net of tax. Amounts in parentheses indicate debits to AOCI.
The following table presents changes in AOCI for the year ended December 31, 2015:

In millions	Defined Benefit Pension and Postretirement Items (a)	Change in Cumulative Foreign Currency Translation Adjustments (a)	Net Gains and Losses on Cash Flow Hedging Derivatives (a)	Total (a)
Balance as of December 31, 2014	$(3,134)	$(1,513)	$1	$(4,646)
Other comprehensive income (loss) before reclassifications	(331)	(1,002)	(3)	(1,336)
Amounts reclassified from accumulated other comprehensive income	296	(40)	12	268
Net Current Period Other Comprehensive Income	(35)	(1,042)	9	(1,068)
Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest	—	6	—	6
Balance as of December 31, 2015	$(3,169)	$(2,549)	$10	$(5,708)

(a) All amounts are net of tax. Amounts in parentheses indicate debits to AOCI.

The following table presents changes in AOCI for the year ended December 31, 2014:

In millions	Defined Benefit Pension and Postretirement Items (a)	Change in Cumulative Foreign Currency Translation Adjustments (a)	Net Gains and Losses on Cash Flow Hedging Derivatives (a)	Total (a)
Balance as of December 31, 2013	$(2,105)	$(649)	$(5)	$(2,759)
Other comprehensive income (loss) before reclassifications	(1,271)	(863)	10	(2,124)
Amounts reclassified from accumulated other comprehensive income	242	(13)	(4)	225
Net Current Period Other Comprehensive Income	(1,029)	(876)	6	(1,899)
Other Comprehensive Income (Loss) Attributable to Noncontrolling Interest	—	12	—	12
Balance as of December 31, 2014	$(3,134)	$(1,513)	$1	$(4,646)

(a) All amounts are net of tax. Amounts in parentheses indicate debits to AOCI.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table presents details of the reclassifications out of AOCI for the three years ended:

Details About Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income (a)				Location of Amount Reclassified from AOCI
	2016	2015	2014
In millions
Defined benefit pension and postretirement items:
Prior-service costs	$(37)	$(33)	$(17)	(b)	Cost of products sold
Actuarial gains/(losses)	(851)	(449)	(379)	(b)	Cost of products sold
Total pre-tax amount	(888)	(482)	(396)
Tax (expense)/benefit	343	186	154
Net of tax	(545)	(296)	(242)
Change in cumulative foreign currency translation adjustments:
Business acquisition/divestiture	3	40	13		Net (gains) losses on sales and impairments of businesses or Retained earnings
Tax (expense)/benefit	—	—	—
Net of tax	3	40	13
Net gains and losses on cash flow hedging derivatives:
Foreign exchange contracts	10	(20)	3	(c)	Cost of products sold
Total pre-tax amount	10	(20)	3
Tax (expense)/benefit	(3)	8	1
Net of tax	7	(12)	4
Total reclassifications for the period	$(535)	$(268)	$(225)

(a) Amounts in parentheses indicate debits to earnings/loss.
(b) These accumulated other comprehensive income components are included in the computation of net periodic pension cost (see Note 16 for additional details).
(c) This accumulated other comprehensive income component is included in our derivatives and hedging activities (see Note 14 for additional details).